Deferred Expenses - Summary of Deferred Costs Arising From Insurance Contracts (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	[1]	€ 115,328
Ending balance		123,454	€ 115,328	[1]
DPAC [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance		10,457	9,688
Costs deferred during the year		807	802
Amortization through income statement		(754)	(914)
Shadow accounting adjustments		(656)	455
Impairments		(65)
Net exchange differences		223	433
Disposal of group assets		(35)
Other		(5)	(7)
Ending balance		9,972	10,457
Deferred costs of reinsurance [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance		23	41
Costs deferred during the year
Amortization through income statement		17	(19)
Shadow accounting adjustments
Net exchange differences			1
Ending balance		389	23
Deferred transaction costs [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance		431	406
Costs deferred during the year		24	29
Amortization through income statement		(22)	(23)
Net exchange differences		9	18
Ending balance		€ 442	€ 431

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.